Broadstone Real Estate Access Fund

800 Clinton Square

Rochester, New York 14604

August 14, 2019

U.S. Securities & Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	Broadstone Real Estate Access Fund (the "Registrant")

File Nos. 333-226108 and 811-23360

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned, on behalf of the Registrant, certifies that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Registrant’s Post-Effective Amendment No. 1 filed electronically with the Commission on August 9, 2019 (SEC Accession No. 0001398344-19-013885).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Sincerely,

/s/ Kate Davis
Kate Davis
President